Accumulated Other Comprehensive Loss (Reclassification by Location) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Revaluation gain on sale of businesses	$ (416.0)	$ (347.1)	$ (407.0)
Income tax benefit	(23.3)	31.5	(26.0)
Amortization of pension and other postretirement benefit plan adjustments, net of tax	31.4	84.2	(46.9)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other postretirement benefit plan adjustments, net of tax	(7.0)	(9.9)	5.2
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit	0.1	0	0.1
Amortization of pension and other postretirement benefit plan adjustments, net of tax	$ 0.2	$ (0.1)	$ 0.3